                        VAN KAMPEN EMERGING GROWTH FUND

                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
               CLASS D SHARES PROSPECTUS DATED DECEMBER 29, 2000
                       AS SUPPLEMENTED ON MARCH 14, 2001

    This Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  EMG SPT D 8/01
                                                                             516